EMPLOYEE BENEFITS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee Benefits
Wages, salaries and allowances		$ 1,242	¥ 8,566	¥ 9,302	¥ 9,680
Housing funds	[1]	31	215	415	331
Contribution to pension plans	[1]	220	1,516	1,493	518
Welfare and other expenses		42	290	333	972
Less: employee benefit expenses capitalized into intangible assets-concession right				(47)	(89)
Total employee benefits		$ 1,535	¥ 10,587	¥ 11,496	¥ 11,412

[1]	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.